PGIM S&P 500 Buffer 20 ETF - October
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.0%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $89,427)(wb)	89,427	$89,427
Options Purchased*~ 102.8%
(cost $7,497,145)		7,740,504

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0% (cost $7,586,572)		7,829,931
Options Written*~ (4.0)%
(premiums received $277,500)		(300,044)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,309,072)		7,529,887
Liabilities in excess of other assets(z) (0.0)%		(2,041)

Net Assets 100.0%		$7,527,846

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74		127		13	$7,535,875
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76		127		13	204,629
Total Options Purchased (cost $7,497,145)								$7,740,504

PGIM S&P 500 Buffer 20 ETF - October
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$631.71		127		13	$(246,320)
SPDR S&P 500 ETF Trust	Put	09/30/25	$459.01		127		13	(53,724)
Total Options Written (premiums received $277,500)							$(300,044)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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